                        ANNUAL REPORT / DECEMBER 31, 2001

                          AIM MID CAP BASIC VALUE FUND

                              [FRONT COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                              [FRONT COVER IMAGE]

                     -------------------------------------

        WOMAN WITH A STRING OF PEARLS, OR CLEOPATRA BY DONATO CRETI CRETI

  PRODUCED THIS REMARKABLY BEAUTIFUL WORK IN 1710. THE WOMAN SUBJECT HOLDS AND

ADMIRES AN ELEGANT STRING OF PEARLS, COVETED FOR THE BEAUTY AND SIMPLICITY THAT

HAVE GIVEN PEARLS A TIMELESS VALUE. THE FUND SEEKS STOCKS OF UNDERVALUED MIDDLE

      SIZED COMPANIES, COVETED FOR THEIR POTENTIAL LONG-TERM APPRECIATION.


 WOMAN WITH A STRING OF PEARLS, OR CLEOPATRA IS IN THE SUIDA-MANNING COLLECTION

OF THE JACK S. BLANTON MUSEUM OF ART AT THE UNIVERSITY OF TEXAS AT AUSTIN AND IS

REPRODUCED HERE WITH THE UNIVERSITY'S PERMISSION. FOR FURTHER INFORMATION ABOUT

 THE BLANTON MUSEUM OF ART PLEASE VISIT www.blantonmuseum.org. FOR INFORMATION

ABOUT OTHER COLLECTIONS OWNED BY THE UNIVERSITY, VISIT THE UNIVERSITY'S WEB SITE

            AT www.utexas.edu AND CLICK ON "ARTS AND ENTERTAINMENT."

                     -------------------------------------

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Mid Cap Basic Value Fund performance figures reflect fund expenses, reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ because of different sales charge structures and class expenses.
o Investing in micro-, small and mid-size companies may involve risks not associated with investing in more established companies. Also, micro and small companies may have business risk, significant stock price fluctuations, and illiquidity.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
o The unmanaged Russell Midcap Index represents the performance of the stocks of domestic mid-capitalization companies.
o The unmanaged Russell Midcap Value Index measures the performance of the those Russell Midcap companies with lower price-to-book ratios and lower forcasted growth values.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

  This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                   DEAR FELLOW SHAREHOLDER:

[PHOTO OF          We understand how challenging the fiscal year covered by this
ROBERT H.          report has been. For equity investors, the years 2000 and
GRAHAM]            2001 were unlike anything we had seen in a generation. For the first time since the 1970s, the S&P 500 and other major domestic stock benchmarks produced negative returns two years in a row. And there was no comfort overseas; the MSCI World
                   Index also produced negative returns both years.
                       As usually occurs during difficult stock markets,
                   fixed-income investments, particularly high-quality ones, did well. The domestic, investment-grade Lehman Aggregate Bond
                   Index produced positive returns both years.
                       Conditions were trying on many levels. Geopolitically,
                   the appalling terrorist attacks of September 11 led to a serious decline in markets, though initial success in our ensuing war in Afghanistan helped markets advance later in the year. Macroeconomically, the United States officially slipped into recession in March, the first such slowdown in a decade.
    And at the individual firm level, the Enron bankruptcy has occasioned a confidence crisis that has markets unsettled. As I write this, several weeks into the new year, several Congressional committees, the Securities and Exchange Commission and the Justice Department are conducting investigations of Enron. While we do not yet have all the details about what happened at Enron, it clearly has resulted in a new level of skepticism of the financial statements of even the soundest companies. AIM strongly believes that sound accounting policies, full and accurate financial disclosure, and independent audits are absolutely essential to maintain the integrity of the markets and the confidence of investors, and will support any legislative or regulatory changes that may be desirable to further these objectives.

WHAT SHOULD INVESTORS DO NOW?
Mindful of recent events and scandals and in view of the two-year bear market in equities, many of our shareholders have asked us what they should do about their investments. We cannot offer individualized advice--that is the role of your financial advisor. But we can once again offer insights we have gained over many years in this business.
    First is the crucial importance of diversification when investing--a major lesson of the Enron story that is reinforced by the disparate performance of equity and fixed-income investments during this fiscal year. Relying on one stock to build financial security has once again proven to be downright dangerous, but mutual fund investors should also keep in mind that whole sectors and investment approaches do go in and out of favor. A diversified portfolio that embraces different classes of securities and various investment strategies can offer protection from these shifts in sentiment.
    A second insight is the importance of a long time horizon. Whatever current market conditions are like, we at AIM intend to stay focused on the long term. Our portfolio managers will continue to invest your money using the time-tested disciplines AIM has employed for more than a quarter century. We consider a long-term perspective the most advisable course for our shareholders too.
    Changing your portfolio on the basis of short-term events and market moves rarely proves beneficial. As we have reminded you on many occasions, data show that pulling out of the market even for a short period and missing a few of its best days is likely to have a negative effect on your long-term returns. In investing, it is time in the markets, not market timing, that counts.
    Now more than ever, we encourage you to stay in touch with your financial advisor. He or she is familiar with the goals and time horizon you have established for your investments and can help you build a diversified portfolio and stay focused on those goals.

YOUR FUND

AIM Mid Cap Basic Value Fund came into existence on December 31, 2001. Because this was the final trading day of the fiscal year, Class A, Class B and Class C produced no returns for this initial reporting period. In future reports, the Russell Midcap Value Index will be used as a benchmark for the fund's performance. In the pages that follow, your fund's portfolio managers describe the fund's investment strategy.
    If you have questions or comments about this report, please contact us anytime through our Web site, www.aimfunds.com. We understand that our shareholders are relying on us for the growth of their investments, and we want you to know that all of us are working diligently to that end. Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Chairman
February 12, 2002

                AIM MID CAP BASIC VALUE FUND LAUNCHES AT YEAR END

AIM Mid Cap Basic Value Fund commenced operations on December 31, 2001. Since this was the final trading day of the fiscal year, Class A, Class B and Class C produced no returns for this initial reporting period. In future reports, the Russell Midcap Index and the Russell Midcap Value Index will be used as benchmarks for the fund's performance.

HOW WOULD YOU DESCRIBE THE FUND'S INVESTMENT STRATEGY?
Fund managers will focus on intrinsic value, a measure that represents the fair value of a company. Managers will seek companies that are believed to be undervalued because of market volatility or investor overreaction to negative news. Managers will buy and hold these undervalued stocks until the price appreciates to meet or exceed the company's intrinsic value. Over time, managers expect a company's intrinsic value to be reflected in its stock price.

WHAT ARE THE ADVANTAGES OF THIS STRATEGY?
AIM Mid Cap Basic Value Fund combines two ideas that stand out for potentially strong performance--value and mid-cap investing.
    The fund is a traditional value fund dedicated to mid-cap stocks, which may offer the opportunity to diversify a portfolio. In addition, medium-size companies tend to be more stable than small-cap companies and may offer more growth potential. The result is a fund that allows investors to participate in the upside potential of the equity markets with potentially less volatility.
    Just as a value fund may complement a portfolio, mid-cap stocks may help round out the different asset classes in a portfolio. Therefore AIM Mid Cap Basic Value Fund may help provide risk-reducing diversification as part of an investor's portfolio.

WHY DO YOU THINK NOW IS GOOD TIME TO LAUNCH THE NEW FUND?
We believe that the current market represents an excellent buying opportunity. A majority of investments will be maintained in medium-size companies. However, the fund also will be flexible enough to allow investments in smaller companies that may grow into mid-cap enterprises.
    Four characteristics will guide managers in their decisions about the fund:
o   employs intrinsic value discipline
o   seeks to take advantage of market volatility and negative news
o   invests primarily in mid-size companies
o   uses flexibility to invest outside the mid-cap universe.

WHAT WERE CONDITIONS AT THE DEC. 31 LAUNCH OF THE FUND?
As the year ended, the economic outlook remained uncertain. Optimism about a resumption of economic growth--in part a result of the successful progress of the war in Afghanistan--was beginning to influence markets. And positive economic news was again appearing.
    The shrinkage of the gross domestic product in the third quarter at an annual rate of 1.3% (the worst in 10 years), plus a jump in unemployment during 2001 by 1.8 percentage points seemed to mark the low point of the economic recession.
    Several key indicators rebounded late in the year. The Institute for Supply Management (ISM) reported the manufacturing sector expanded dramatically in December. The ISM Index rose nearly four points in December after 17 consecutive months of contraction. U.S. consumer confidence rose to 93.7, up from 84.9 in November. And U.S. new home sales were up in November by 6.4%. Sales of resale homes also moved higher.
    Stocks were favorably priced, and considerable cash remained in lower-returning money market funds that could be redeployed back into equities. Many observers had begun to anticipate recovery both for the economy and the stock market.

                          See important fund and index
                        disclosures inside front cover.

                     -------------------------------------

  FUND AT A GLANCE

                    AIM Mid Cap Basic Value Fund is for shareholders who seek long-term capital growth by investing in moderately sized stocks.


                    INVESTMENT STYLE: VALUE

     [FRONT         (Fund managers will use AIM's intrinsic value discipline to
     COVER          invest in quality companies selling at a substantial
     IMAGE]         discount to intrinsic value.)

                    o A value-managed fund that focuses on mid-size companies

                    o Flexibility to invest in smaller companies that may grow into mid-caps

                    o Seeks companies with stocks considered to be undervalued

                     -------------------------------------

                 FACTORS THAT INFLUENCE INTEREST RATE CHANGES

ECONOMIC INDICATORS THAT HELP SHAPE FEDERAL RESERVE POLICY
The Federal Reserve Board (the Fed) periodically adjusts short-term interest rates to either stimulate or slow economic growth. In making decisions about interest rates, the Fed considers key economic data. Just as a dip in barometric pressure can signal a squall, changes in economic indicators can point to a shift in the economy and the markets. Here are some of the top indicators used by the Fed, economists, financial analysts and professional money managers to identify economic trends:

GROSS DOMESTIC PRODUCT (GDP)
GDP is the total value of all products and services produced in the country in a year. It's compiled quarterly by the U.S. Department of Commerce. GDP measures the pace of U.S. economic growth, and changes in this indicator can signal the direction of the economy. For example, a decline in the GDP for two consecutive quarters constitutes a recession. Drops in the GDP can cause equity and bond prices to fall, as investors become concerned about an economic slowdown. On the other hand, a steep spike in the GDP can signal that the economy is growing too fast, and higher inflation could ensue. Inflation, also known as rising prices, creates problems for consumers and the markets. In an inflationary environment, consumers must spend more money to buy the same amount of goods and services. When consumers buy less, the economy slows and markets decline. The markets usually react favorably to slight increases in the GDP, which indicate moderate, controlled growth.

HOUSING STARTS
Housing starts measure the construction of new single-family houses, townhouses and apartment buildings. Compiled monthly by the U.S. Department of Commerce, this figure is based on the number of new foundations dug. This indicator signals consumer confidence. If consumers feel financially secure, they're more likely to take on a mortgage. Home purchases also trigger other consumer spending (for sofas, lawnmowers, curtains, etc.). A moderate increase in housing starts usually bodes well for the markets. As with GDP, a sharp increase in housing starts can signal inflation.

CONSUMER PRICE INDEX (CPI)
Also called the cost-of-living index, the CPI measures the prices of products and services bought by typical consumers. Each month, the U.S. Bureau of Labor Statistics checks the prices of a specific basket of items, including food, clothing, transportation, shelter, utilities, health care and entertainment. The CPI is one of the government's main ways to gauge inflation, and changes in this indicator usually affect the markets. A sharp increase in the CPI can indicate inflation, while a moderate rise in the CPI shows that inflation is under control. The core inflation rate is a separate indicator from the CPI. The core rate excludes energy and food, which fluctuate seasonally and more sharply than other elements.

PRODUCER PRICE INDEX (PPI)
The Producer Price Index measures the price changes of manufactured goods that are ready to be distributed. Hikes in the PPI signal that retailers may soon raise prices to pass the increase on to consumers. Rising prices signal inflation. Unlike the CPI, this index doesn't measure services.

CONSUMER CONFIDENCE INDEX (CCI)
The CCI measures how consumers feel about the economy, their job status and their finances. Consumer attitudes are important because consumer spending accounts for about two-thirds of the economy. To compile the index, The Conference Board conducts a monthly survey of 5,000 U.S. households. The survey asks questions about consumer attitudes, buying plans, present conditions and expectations for the future. A declining CCI usually means that Americans are tightening their purse strings. Decreased spending may mean slower economic growth.

THINKING LONG-TERM
As an investor, you can better understand broad economic trends by watching these indicators. A word of caution: You shouldn't overhaul your portfolio every time there is a blip in consumer confidence. Indicators signal potential market fluctuations, and they can help you adjust your long-term strategy.
    As always, we suggest that you visit your financial advisor to determine whether any changes to your investment plan are necessary.

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                              MARKET
                                                 SHARES       VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-94.39%

ADVERTISING-2.60%

Interpublic Group of Cos., Inc. (The)                 880   $   25,995
======================================================================

APPAREL RETAIL-6.33%

Abercrombie & Fitch Co.-Class A(a)                    500       13,265
----------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                             300       10,500
----------------------------------------------------------------------
Gap, Inc. (The)                                     1,500       20,910
----------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                        900       18,585
======================================================================
                                                                63,260
======================================================================

AUTO PARTS & EQUIPMENT-1.36%

Visteon Corp.                                         900       13,536
======================================================================

BANKS-7.04%

AmSouth Bancorporation                              1,000       18,900
----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                            900       27,792
----------------------------------------------------------------------
Zions Bancorp                                         450       23,661
======================================================================
                                                                70,353
======================================================================

BUILDING PRODUCTS-2.53%

American Standard Cos. Inc.(a)                        370       25,245
======================================================================

CONSUMER FINANCE-1.86%

AmeriCredit Corp.(a)                                  590       18,614
======================================================================

DATA PROCESSING SERVICES-4.12%

Ceridian Corp.(a)                                   1,400       26,250
----------------------------------------------------------------------
DST Systems, Inc.(a)                                  300       14,955
======================================================================
                                                                41,205
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.86%

IMS Health Inc.                                       950       18,534
======================================================================

DIVERSIFIED FINANCIAL SERVICES-2.87%

Stilwell Financial, Inc.                              700       19,054
----------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A                300        9,660
======================================================================
                                                                28,714
======================================================================

DIVERSIFIED METALS & MINING-1.48%

Arch Coal, Inc.                                       650       14,755
======================================================================

ELECTRIC UTILITIES-3.84%

PG&E Corp.                                          1,000       19,240
----------------------------------------------------------------------
PPL Corp.                                             550       19,168
======================================================================
                                                                38,408
======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.61%

Rockwell International Corp.                          900       16,074
======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.48%

Cognex Corp.(a)                                       700       17,927
----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES       VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS-(CONTINUED)

Amphenol Corp.-Class A(a)                             350   $   16,818
======================================================================
                                                                34,745
======================================================================

EMPLOYMENT SERVICES-3.74%

Korn/Ferry International(a)                         2,000       21,300
----------------------------------------------------------------------
Robert Half International Inc.(a)                     600       16,020
======================================================================
                                                                37,320
======================================================================

FOOD RETAIL-2.09%

Kroger Co. (The)(a)                                 1,000       20,870
======================================================================

FOREST PRODUCTS-1.61%

Louisiana-Pacific Corp.                             1,900       16,036
======================================================================

HEALTH CARE SUPPLIES-2.15%

Bausch & Lomb, Inc.                                   570       21,466
======================================================================

HOTELS-1.79%

Starwood Hotels & Resorts Worldwide, Inc.             600       17,910
======================================================================

HOUSEHOLD APPLIANCES-2.19%

Black & Decker Corp. (The)                            580       21,883
======================================================================

INDUSTRIAL CONGLOMERATES-1.87%

Textron, Inc.                                         450       18,657
======================================================================

INDUSTRIAL MACHINERY-3.39%

Kennametal Inc.                                       400       16,108
----------------------------------------------------------------------
SPX Corp.(a)                                          130       17,797
======================================================================
                                                                33,905
======================================================================

IT CONSULTING & SERVICES-1.57%

Acxiom Corp.                                          900       15,723
======================================================================

LEISURE PRODUCTS-2.18%

Brunswick Corp.                                     1,000       21,760
======================================================================

LIFE & HEALTH INSURANCE-4.54%

Nationwide Financial Services, Inc.-Class A           550       22,803
----------------------------------------------------------------------
UnumProvident Corp.                                   850       22,534
======================================================================
                                                                45,337
======================================================================

MANAGED HEALTH CARE-3.86%

Aetna Inc.                                            570       18,804
----------------------------------------------------------------------
Anthem, Inc.(a)                                       400       19,800
======================================================================
                                                                38,604
======================================================================

MULTI-LINE INSURANCE-0.98%

American Financial Group, Inc.                        400        9,820
======================================================================

OIL & GAS DRILLING-5.18%

Cooper Cameron Corp.(a)                               450       18,162
----------------------------------------------------------------------
Nabors Industries, Inc.(a)                            450       15,449
----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES       VALUE
OIL & GAS DRILLING-(CONTINUED)

Pride International, Inc.(a)                        1,200   $   18,120
======================================================================
                                                                51,731
======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.15%

Smith International, Inc.(a)                          400       21,448
======================================================================

OIL & GAS REFINING & MARKETING-1.14%

Valero Energy Corp.                                   300       11,436
======================================================================

PROPERTY & CASUALTY INSURANCE-3.53%

ACE Ltd. (Bermuda)                                    450       18,068
----------------------------------------------------------------------
Radian Group Inc.                                     400       17,180
======================================================================
                                                                35,248
======================================================================

RESTAURANTS-2.06%

Outback Steakhouse, Inc.(a)                           600       20,550
======================================================================

SEMICONDUCTORS-4.29%

Integrated Device Technology, Inc.(a)                 400       10,636
----------------------------------------------------------------------
Lattice Semiconductor Corp.(a)                        800       16,456
----------------------------------------------------------------------
LSI Logic Corp.(a)                                  1,000       15,780
======================================================================
                                                                42,872
======================================================================

                                                              MARKET
                                                 SHARES       VALUE

SPECIALTY CHEMICALS-1.46%

Great Lakes Chemical Corp.                            600   $   14,568
======================================================================

SYSTEMS SOFTWARE-1.64%

BMC Software, Inc.(a)                               1,000       16,370
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $943,966)                                942,952
======================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-100.10%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-100.10%

Disc. Notes,
  2.46%, 11/01/01 (Cost $999,959)(b)           $1,000,000      999,959
======================================================================
TOTAL INVESTMENTS-194.49% (Cost $1,943,925)                  1,942,911
======================================================================
OTHER ASSETS LESS LIABILITIES-(94.49%)                        (943,944)
======================================================================
NET ASSETS-100.00%                                          $  998,967
______________________________________________________________________
======================================================================

Investment Abbreviations:

Disc.  - Discounted

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $1,943,925)    $1,942,911
------------------------------------------------------------
Cash                                                      81
------------------------------------------------------------
Receivables due from advisor                           5,416
============================================================
    Total assets                                   1,948,408
============================================================

LIABILITIES:

Payables for investments purchased                   943,965
------------------------------------------------------------
Accrued operating expenses                             5,476
============================================================
    Total liabilities                                949,441
============================================================
Net assets applicable to shares outstanding       $  998,967
____________________________________________________________
============================================================

NET ASSETS:

Class A                                           $  399,591
____________________________________________________________
============================================================
Class B                                           $  299,688
____________________________________________________________
============================================================
Class C                                           $  299,688
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                               40,000
____________________________________________________________
============================================================
Class B                                               30,000
____________________________________________________________
============================================================
Class C                                               30,000
____________________________________________________________
============================================================
Class A:
  Net asset value per share                       $     9.99
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.99 divided by 94.50%)  $    10.57
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share    $     9.99
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share    $     9.99
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
December 31, 2001 (date operations commenced)

INVESTMENT INCOME:

Interest                                                 41
===========================================================

EXPENSES:

Advisory fees                                            22
-----------------------------------------------------------
Administrative services fees                            137
-----------------------------------------------------------
Custodian fees                                          250
-----------------------------------------------------------
Transfer agent fees                                      47
-----------------------------------------------------------
Distribution fees -- Class A                              4
-----------------------------------------------------------
Distribution fees -- Class B                              8
-----------------------------------------------------------
Distribution fees -- Class C                              8
-----------------------------------------------------------
Printing                                              3,000
-----------------------------------------------------------
Professional Fees                                     2,000
===========================================================
    Total expenses                                    5,476
===========================================================
Less: Fees waived and expenses reimbursed            (5,416)
-----------------------------------------------------------
    Net expenses                                         60
===========================================================
Net investment income (loss)                            (19)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities            (1,014)
===========================================================
Net increase (decrease) in net assets resulting
  from operations                                   $(1,033)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
December 31, 2001 (date operations commenced)

                                                                  2001
                                                                --------
OPERATIONS:

  Net investment income (loss)                                  $    (19)
------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         (1,014)
========================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                  (1,033)
========================================================================
Share transactions-net:
  Class A                                                        400,000
------------------------------------------------------------------------
  Class B                                                        300,000
------------------------------------------------------------------------
  Class C                                                        300,000
========================================================================
    Net increase in net assets                                   998,967
========================================================================

NET ASSETS:

  Beginning of year                                             $     --
========================================================================
  End of year                                                   $998,967
________________________________________________________________________
========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $999,981
------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                    (1,014)
========================================================================
                                                                $998,967
________________________________________________________________________
========================================================================

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Mid Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital. The Fund commenced operations on December 31, 2001.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").



   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.



   On December 31, 2001, undistributed net investment income was increased by $19 and shares of beneficial interest was decreased by $19 as a result of net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets, plus 0.75% of the next $4 billion of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. On December 31, 2001 (date operations commenced), AIM waived fees of $22 and reimbursed expenses of $5,394.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. On December 31, 2001 (date operations commenced), AIM was paid $137 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. On December 31, 2001 (date operations commenced) the Fund paid no expenses to AIM for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. On December 31, 2001 (date operations commenced), the Class A, Class B and Class C shares paid AIM Distributors $4, $8 and $8, respectively, as compensation under the Plans.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  The law firm of Kramer, Levin, Naftalis & Frankel LLP, of which a trustee is a member, is counsel to the Board of Trustees. For December 31, 2001 (date operations commenced), the Fund paid no expenses with respect to this firm.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-TAX COMPONENTS OF CAPITAL

As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Unrealized appreciation (depreciation)           $(1,014)
________________________________________________________
========================================================


NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund December 31, 2001 (date operations commenced) was $943,966 and $0, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized (depreciation) of
  investment securities                          $(1,014)
========================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $(1,014)
________________________________________________________
========================================================
Investments have the same costs for tax and financial
statement purposes.


NOTE 6-SHARE INFORMATION

Changes in shares outstanding on December 31, 2001 (date operations commenced) were as follows:

                                                              SHARES       AMOUNT
                                                              -------    ----------
Sold:
  Class A                                                      40,000    $  400,000
-----------------------------------------------------------------------------------
  Class B                                                      30,000       300,000
-----------------------------------------------------------------------------------
  Class C                                                      30,000       300,000
===================================================================================
                                                              100,000    $1,000,000
___________________________________________________________________________________
===================================================================================


NOTE 7-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                   CLASS A
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                 COMMENCED)
                                                              -----------------
Net asset value, beginning of period                               $ 10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.00
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.01)
===============================================================================
    Total from investment operations                                 (0.01)
===============================================================================
Net asset value, end of period                                     $  9.99
_______________________________________________________________________________
===============================================================================
Total return(a)                                                      (0.10)%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   400
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    1.80%(b)
-------------------------------------------------------------------------------
  Without fee waivers                                               199.49%(b)
===============================================================================
Ratio of net investment income (loss) to average net assets          (0.31)%(b)
_______________________________________________________________________________
===============================================================================

(a) Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $400,000.

                                                                   CLASS B
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                 COMMENCED)
                                                              -----------------
Net asset value, beginning of period                               $ 10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.00
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.01)
===============================================================================
    Total from investment operations                                 (0.01)
===============================================================================
Net asset value, end of period                                     $  9.99
_______________________________________________________________________________
===============================================================================
Total return(a)                                                      (0.10)%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   300
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    2.45%(b)
-------------------------------------------------------------------------------
  Without fee waivers                                               200.14%(b)
===============================================================================
Ratio of net investment income (loss) to average net assets          (0.96)%(b)
_______________________________________________________________________________
===============================================================================

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $300,000.

                                                                   CLASS C
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                 COMMENCED)
                                                              -----------------
Net asset value, beginning of period                               $ 10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.00
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.01)
===============================================================================
    Total from investment operations                                 (0.01)
===============================================================================
Net asset value, end of period                                     $  9.99
_______________________________________________________________________________
===============================================================================
Total return(a)                                                      (0.10)%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   300
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    2.45%(b)
-------------------------------------------------------------------------------
  Without fee waivers                                               200.14%(b)
===============================================================================
Ratio of net investment income (loss) to average net assets          (0.96)%(b)
_______________________________________________________________________________
===============================================================================

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $300,000.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Mid Cap Basic Value Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Mid Cap Basic Value Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

                       PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
                          TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND   AND/OR                                                                HELD BY TRUSTEE
POSITION(S) HELD WITH     OFFICER
THE TRUST                 SINCE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON
Robert H. Graham* - 1946   1992     Chairman, President and Chief Executive Officer, A I M      None
Trustee, Chairman and               Management Group Inc. (financial services holding
President                           company); Chairman and President, A I M Advisors, Inc.
                                    (registered investment advisor); Director and Senior Vice
                                    President, A I M Capital Management, Inc. (registered
                                    investment advisor); Chairman, A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund Services, Inc.
                                    (registered transfer agent) and Fund Management Company
                                    (registered broker dealer); and Director and Vice
                                    Chairman, AMVESCAP PLC (parent of AIM and a global
                                    investment management firm)
INDEPENDENT TRUSTEES
Frank S. Bayley - 1939     2001     Of Counsel, law firm of Baker & McKenzie                    Badgley Funds, Inc. (registered
Trustee                                                                                         investment company)
Bruce L. Crockett - 1944   1987     Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee                             consulting company)                                         company); and Captaris, Inc.
                                                                                                (unified messaging provider)
Albert R. Dowden - 1941    2000     Chairman, Cortland Trust, Inc. (registered investment       None
Trustee                             company) and DHJ Media, Inc.; Director, Magellan
                                    Insurance Company; Member of Advisory Board of Rotary
                                    Power International (designer, manufacturer, and seller
                                    of rotary power engines); formerly, Director, President
                                    and CEO, Volvo Group North America, Inc.; and director of
                                    various affiliated Volvo companies
Edward K. Dunn,            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice         None
Jr. - 1935                          Chairman, President and Chief Operating Officer,
Trustee                             Mercantile-Safe Deposit & Trust Co.; and President,
                                    Mercantile Bankshares Corp.
Jack M. Fields - 1952      1997     Chief Executive Officer, Twenty First Century Group, Inc.   Administaff
Trustee                             (government affairs company)
Carl Frischling** - 1937   1993     Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                             LLP                                                         (registered investment company)
Prema                      1998     Formerly, Chief Executive Officer, YWCA of the USA          None
Mathai-Davis - 1950
Trustee
Lewis F. Pennock - 1942    1992     Partner, law firm of Pennock & Cooper                       None
Trustee
Ruth H. Quigley - 1935     2001     Retired                                                     None
Trustee
Louis S. Sklar - 1939      1993     Executive Vice President, Development and Operations,       None
Trustee                             Hines Interests Limited Partnership (real estate
                                    development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

--------------------------------------------------------------------------------
As of December 31, 2001


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-------------------------------------------------------------------------------------------------------------------------------
                          TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND   AND/OR                                                                HELD BY TRUSTEE
POSITION(S) HELD WITH     OFFICER
THE TRUST                 SINCE
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
Gary T. Crum - 1947        1992     Director and President, A I M Capital Management, Inc.;     N/A
Senior Vice President               Director and Executive Vice President, A I M Management
                                    Group Inc.; Director and Senior Vice President, A I M
                                    Advisors, Inc.; and Director, A I M Distributors, Inc.
                                    and AMVESCAP PLC (parent of AIM and a global investment
                                    management firm)
Carol F. Relihan - 1954    1992     Director, Senior Vice President, General Counsel and        N/A
Senior Vice President               Secretary, A I M Advisors, Inc. and A I M Management
and Secretary                       Group Inc.; Director, Vice President and General Counsel,
                                    Fund Management Company; and Vice President, A I M Fund
                                    Services, Inc., A I M Capital Management, Inc. and A I M
                                    Distributors, Inc.
Robert G. Alley - 1948     1992     Senior Vice President, A I M Capital Management, Inc.;      N/A
Vice President                      and Vice President, A I M Advisors, Inc.
Stuart W. Coco - 1955      1992     Senior Vice President-Director of Fixed Income Research,    N/A
Vice President                      A I M Capital Management, Inc.; and Vice President, A I M
                                    Advisors, Inc.
Melville B. Cox - 1943     1992     Vice President and Chief Compliance Officer, A I M          N/A
Vice President                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                    Vice President, A I M Fund Services, Inc.
Karen Dunn Kelley - 1960   1992     Senior Vice President-Director of Cash Management, A I M    N/A
Vice President                      Capital Management, Inc.; Director and President, Fund
                                    Management Company; and Vice President, A I M Advisors,
                                    Inc.
Edgar M. Larsen - 1940     1999     Vice President, A I M Advisors, Inc. and A I M Capital      N/A
Vice President                      Management, Inc.
Dana R. Sutton - 1959      1992     Vice President and Fund Treasurer, A I M Advisors, Inc.     N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
--------------------------------------------------------------------------------

OFFICE OF THE FUND                              INVESTMENT ADVISOR        DISTRIBUTOR                AUDITORS
11 Greenway Plaza                               A I M Advisors, Inc.      A I M Distributors, Inc.   PricewaterhouseCoopers
Suite 100                                       11 Greenway Plaza         11 Greenway Plaza          LLP
Houston, TX 77046                               Suite 100                 Suite 100                  1201 Louisiana, Suite
                                                Houston, TX 77046         Houston, TX 77046          2900
                                                                                                     Houston, TX 77002

COUNSEL TO THE FUND                             COUNSEL TO THE TRUSTEES   TRANSFER AGENT             CUSTODIAN
Ballard Spahr                                   Kramer, Levin, Naftalis   A I M Fund Services, Inc.  State Street Bank and
Andrews & Ingersoll, LLP                        & Frankel LLP             P.O. Box 4739              Trust Company
1735 Market Street                              919 Third Avenue          Houston, TX 77210-4739     225 Franklin Street
Philadelphia, PA 19103                          New York, NY 10022                                   Boston, MA 02110

OFFICE OF THE FUND
11 Greenway Plaza
Suite 100
Houston, TX 77046
COUNSEL TO THE FUND
Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street
Philadelphia, PA 19103

                           EQUITY FUNDS

    DOMESTIC EQUITY FUNDS             INTERNATIONAL/GLOBAL EQUITY FUNDS          A I M Management Group Inc. has provided
                                                                                 leadership in the mutual fund industry
       MORE AGGRESSIVE                       MORE AGGRESSIVE                     since 1976 and manages approximately
                                                                                 $158 billion in assets for more than 9
AIM Small Cap Opportunities(1)          AIM Developing Markets                   million shareholders, including
AIM Mid Cap Opportunities(1)            AIM European Small Company               individual investors, corporate clients
AIM Large Cap Opportunities(1)          AIM Asian Growth                         and financial institutions.*
AIM Emerging Growth                     AIM International Emerging Growth             The AIM Family of Funds--Registered
AIM Small Cap Growth                    AIM Global Aggressive Growth             Trademark-- is distributed nationwide.
AIM Aggressive Growth                   AIM European Development                 AIM is a subsidiary of AMVESCAP PLC, one
AIM Mid Cap Growth                      AIM Euroland Growth                      of the world's largest independent
AIM Dent Demographic Trends             AIM International Equity                 financial services companies with $398
AIM Constellation                       AIM Global Growth                        billion in assets under management.*
AIM Large Cap Growth                    AIM Worldwide Spectrum
AIM Weingarten                          AIM Global Trends                        * As of 12/31/01
AIM Small Cap Equity                    AIM International Value(3)
AIM Capital Development
AIM Charter                                  MORE CONSERVATIVE
AIM Mid Cap Equity
AIM Select Equity(2)
AIM Value II                                SECTOR EQUITY FUNDS
AIM Value
AIM Blue Chip                                 MORE AGGRESSIVE
AIM Mid Cap Basic Value
AIM Large Cap Core Equity               AIM New Technology
AIM Basic Value                         AIM Global Telecommunications and Technology
AIM Large Cap Basic Value               AIM Global Energy(4)
AIM Balanced                            AIM Global Infrastructure
AIM Basic Balanced                      AIM Global Financial Services
                                        AIM Global Health Care
    MORE CONSERVATIVE                   AIM Global Utilities
                                        AIM Real Estate(5)

                                            MORE CONSERVATIVE


                       FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS           TAX-FREE FIXED-INCOME FUNDS

   MORE AGGRESSIVE                          MORE AGGRESSIVE

AIM High Yield II                        AIM High Income Municipal
AIM High Yield                           AIM Municipal Bond
AIM Strategic Income                     AIM Tax-Free Intermediate
AIM Income                               AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                      MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

  MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (3) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (4) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (5) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after April 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

* As of 12/31/01                                        [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--


A I M DISTRIBUTORS, INC.                                             MCBV-AR-1